INSURANCE LIABILITIES AND ANNUITY BENEFITS - Schedule of Investment Contracts, Insurance Liabilities and Insurance Annuity Benefits (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Liability for Claims and Claims Adjustment Expense [Line Items]
Future policy benefit reserves	$ 34,593	$ 48,763
Investment contracts	1,708	1,857
Other	544	950
Total	36,845	51,570
Long-term care
Liability for Claims and Claims Adjustment Expense [Line Items]
Future policy benefit reserves	24,256	34,644
Investment contracts	0	0
Other	0	0
Total	24,256	34,644
Structured settlement annuities
Liability for Claims and Claims Adjustment Expense [Line Items]
Future policy benefit reserves	8,860	12,328
Investment contracts	860	950
Other	0	0
Total	9,720	13,278
Life
Liability for Claims and Claims Adjustment Expense [Line Items]
Future policy benefit reserves	1,040	1,301
Investment contracts	0	0
Other	178	189
Total	1,218	1,490
Other contracts
Liability for Claims and Claims Adjustment Expense [Line Items]
Future policy benefit reserves	437	490
Investment contracts	848	907	$ 2,049
Other	366	761	564
Total	$ 1,651	2,158
Claim reserves, short-duration insurance contracts		$ 325	$ 399